Consolidated Cash Flow Statement € in Thousands	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Consolidated Statement of Cash Flows
Net loss of the period	€ (54,968)	€ (165,643)
Adjustment for non-cash transactions	50,310	87,724
Adjustment for items to disclose separately under operating cash flow	2,518	(1,810)
Adjustment for items to disclose under investing and financing cash flows	(28,843)	(2,363)
Change in working capital other than deferred income	81,359	55,299
Decrease in deferred income	(248,610)	(185,537)
Cash used in operations	(198,234)	(212,329)
Interest paid	(5,862)	(1,406)
Interest received	1,237	5,182
Corporate taxes paid	(272)	(1,276)
Net cash flows used in operating activities	(203,131)	(209,829)
Purchase of property, plant and equipment	(19,414)	(9,207)
Purchase of intangible fixed assets	(647)	(15,673)
Proceeds from disposal of property, plant and equipment	0	4
Purchase of current financial investments	(703,841)	(2,968,597)
Interest received related to current financial investments	8	3,296
Sale of current financial investments	1,373,206	3,699,036
Cash in from disposal of subsidiaries, net of cash disposed of	28,696	0
Acquisition of financial assets	0	(2,681)
Proceeds from sale of financial assets held at fair value through profit or loss	4,045	6,626
Net cash flows generated from in investing activities	682,053	712,804
Payment of lease liabilities	(4,057)	(3,023)
Proceeds from capital and share premium increases from exercise of subscription rights	2,583	23,268
Net cash flows generated from financing activities	(1,474)	20,246
Cash and cash equivalents at beginning of period	2,135,187	1,861,616
Cash and cash equivalents at beginning of period (including discontinued operations)	2,642,639
Increase in cash and cash equivalents	477,448	523,222
Effect of exchange rate differences on cash and cash equivalents	22,121	(617)
Cash and cash equivalents at end of the period	€ 2,642,639	€ 2,384,220